STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net (Loss) Income	$ (73,192)	$ (72,298)	$ (809)
Other Comprehensive (Loss) Income
Marketable Securities, Available for Sale	128	(212)	0
Total Comprehensive (Loss) Income	$ (73,064)	$ (72,510)	$ (809)